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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2002.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     40 Fulton Street, 24th Floor, New York, New York  10038
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 587-2900
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 31ST day of JULY, 2002.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 41
Form 13F-HR Information Table Value Total: $28,601,675

ACCOUNT HOLDINGS

                                                                                                MARKET        VOTING
DATE                   QUANTITY    CUSIP          SECURITY                                       VALUE       AUTHORITY
------------           --------    -----          ------------------------------                --------     ---------
LONG COMMON STOCK
09-27-02                  200000   037833100       APPLE COMPUTERS INC                          2900000       Sole
09-30-02                   50000   539830109       LOCKHEED MARTIN CORP                         3233500       Sole
09-25-02                  150000   816850101       SEMTECH CORP                                 1455000       Sole
11-09-99                  366400   88368Q103       THE STREET.COM INC                            824400       Sole
10-30-95                  170000   902673102       UFP TECHNOLOGIES INC                          192100       Sole
09-30-02                   50000   925524308       VIACOM INC-CL B                              2027500       Sole
09-26-02                 1060000   984332106       YAHOO INC                                   10144200       Sole
05-19-00                   63600   88368Q103       THE STREET.COM INC                            143100       Sole
                                                                                               ---------
                                                                                               20919800

LONG PUTS
09-26-02                    1500   GMVH            PUT  GENERAL MTRS OCT 040                     442500       Sole
09-20-02                     500   GUCVQ           PUT  GUCCI GROUP  OCT 085                     107500       Sole
09-25-02                    2500   KCQVF           PUT  KLA-TENCOR   OCT 030                     837500       Sole
09-27-02                     750   LOWVI           PUT  LOWES COS   OCT 045                      303750       Sole
09-13-02                    1000   QVA             PUT  QWEST COMMUN OCT 005                     272500       Sole
09-30-02                     750   YPQVH           PUT  SYNOPSYS INC OCT 040                  266250.01       Sole
09-23-02                     500   LHVF            PUT LABORATORY CORP OF AMERICA OCT 30          41250       Sole
09-27-02                     500   LHVG            PUT LABORATORY CORP OF AMERICA OCT 35         115000       Sole
09-25-02                    1500   LENVK           PUT LENNAR CORP OCT 55                        356250       Sole
09-26-02                     750   NYTVJ           PUT NEW YORK TIMES CO-CL A OCT 50             371250       Sole
                                                                                               ---------
                                                                                                3113750

LONG CALLS
----------
09-27-02                    1000   AAQJR           CALL APPLE COMPUT OCT12.50                    220000       Sole
09-27-02                     500   BHIJY           CALL BAKER HUGHES OCT27.50                    118750       Sole
09-24-02                    1250   RCQJV           CALL BROADCOM CORP OCT 12.5                    65625       Sole
09-06-02                    4000   XSQJA           CALL CITRIX SYS   OCT 005                     470000       Sole
09-27-02                    1250   CCUJG           CALL CLEAR CHANNE OCT 035                     246875       Sole
07-31-02                    2000   CCKJA           CALL CROWN CORK   OCT 005 PBW                 145000       Sole
09-30-02                     750   DAVJV           CALL DIAMONDS TRUST-UNIT SERIES 1 OCT 74      281250       Sole
09-20-02                    1500   DOWJF           CALL DOW CHEMICAL CO OCT 30                    41250       Sole
09-27-02                    1500   ESVJE           CALL ENSCO INTL OCT 25                        210000       Sole
09-06-02                    3000   HHYJV           CALL HEWLETT PACK OCT12.50                     90000       Sole
09-30-02                    1000   IBMJL           CALL IBM          OCT 060                     242500       Sole
09-25-02                    1750   NQKC            CALL INTEL CORP   NOV 015                     153125       Sole
09-26-02                    3000   JPMJD           CALL J P MORGAN C OCT 020                     180000       Sole
09-24-02                    1000   LEHJJ           CALL LEHMAN BROS  OCT 050                     177500       Sole
09-26-02                     750   MQFJI           CALL MICROSOFT CP OCT 045                     125625       Sole
09-23-02                     500   MHKJJ           CALL MOHAWK INDUSTRIES INC OCT 50              86250       Sole
09-23-02                    3500   QAVJS           CALL NASDAQ 100   OCT 020                     490000       Sole
09-25-02                    1500   NOKJV           CALL NOKIA CORP   OCT12.50                    210000       Sole
09-26-02                     750   AAWJY           CALL QUALCOMM INC OCT27.50                    133125       Sole
09-20-02                    1000   RQGJJ           CALL RENT A CENTER INC-NEW OCT 50             370000       Sole
09-25-02                    1500   QTUJB           CALL SEMTECH CORP OCT 10                      138750       Sole
09-26-02                    1000   TXNJC           CALL TEXAS INSTRS OCT 015                      97500       Sole
09-26-02                    5000   YHZJB           CALL YAHOO INC    OCT 010                     275000       Sole
                                                                                               ---------
                                                                                                4568125